Investment Strategy - Vanguard Long-Term Tax-Exempt Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing approach designed to track the performance of the S&P 10+ Year National AMT-Free Municipal Bond Index (the Index). The Index measures the performance of the investment-grade, fixed-rate U.S. municipal bond market with remaining maturities greater than 10 years as determined by the Index provider, S&P Dow Jones Indices LLC. The Index includes municipal bonds from issuers that are primarily state and local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT) (excluding bonds issued by U.S. territories and commonwealths and certain other bonds as determined by the Index provider). To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., at least BBB– by Fitch Ratings, Inc.), the lowest rating will be used in determining if the bond is investment-grade. Each bond also must be denominated in U.S. dollars, generally must be part of an offering where the original offering amount was at least $100 million, and generally have a minimum par (i.e., currently outstanding face value) amount of $25 million. In addition, to be included in the Index, each bond must have a remaining term to final maturity that is greater than 10 years.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed income securities whose income will be exempt from federal income taxes and the federal AMT. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index, which, under normal circumstances, is expected to be greater than 10 years. As of March 31, 2025, the dollar-weighted average maturity of the Index was 19.6 years. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.